Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	$ 3,528	$ 2,614
Total deferred tax liabilities	1,867	1,008
Net deferred tax assets	1,661	1,606
Deferred tax assets	1,956	1,799
Deferred tax liabilities	295	193
Net deferred tax assets	1,661	1,606
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	1,637	965
Trading loans [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	45	50
Employee Benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	834	844
Pensions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	590	344
Losses available for carry forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	95	95
Tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	185	228
Land, buildings, equipment, and other depreciable assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	92
Total deferred tax liabilities		242
Intangibles [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	50
Total deferred tax liabilities		40
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets		88
Total deferred tax liabilities	58
Securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	1,651	527
Deferred income expense [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	37	91
Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	$ 121	$ 108